Loan Receivables, Net (Details)			12 Months Ended
	Oct. 18, 2023 USD ($)	Oct. 18, 2023 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Oct. 18, 2023 HKD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loan to a third party					$ 958,000
Borrower with a fixed interest	$ 52,000				26,000	$ 400,000
Maturity date	Oct. 17, 2024	Oct. 17, 2024
Interest receivable				26,000	$ 26,000
Loan receivables
Loan Agreement [Member] | Loans Receivable [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loan receivables			$ 574,000
Loan Agreement [Member] | Third Party [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loan to a third party	$ 958,000	$ 7,500,000